Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of December 31, 2025	As of December 31, 2024

Building	$1,149,705	$1,118,469
Equipment	1,572,900	1,474,577
Office equipment, fixtures and furniture	54,529	52,400
Automobiles	463,888	486,950
Subtotal	3,241,022	3,132,396
Less: accumulated depreciation	(2,153,965)	(1,841,074)
Property and equipment, net	$1,087,057	$1,291,322